Reply Attention of	William L. Macdonald
Direct Tel.	604.643.3118
EMail Address	wlm@cwilson.com
Our File No.	30282-1 / D/WLM/878936.1

July 17, 2006

Securities and Exchange Commission

Division of Corporate Finance

100 F Street North East

Mailstop 7010

Washington, DC 20549-7010

Attention:	Mellissa Campbell Duru

Dear Ms. Duru:

Re: Cascade Energy, Inc. (the “Company”) Amendment No. 3 to Registration Statement on Form SB-2 Filed June 30, 2006 Your File No. 333-130984

                Thank you for your letter of July 12, 2006 regarding your comments on the Company's Registration Statement on Form SB-2, filed June 30, 2006. For your ease of reference, our responses to your comments are numbered in a corresponding manner:

General

1.

We note that your comment refers to the nature and size of the transaction being registered and refers to eligibility under Rule 415(a)(1)(i). However, we note that Rule 415(a)(1)(i) does not contain any reference to the nature and size of the transaction being registered. The Rule 415 states:

“(a) Securities may be registered for an offering to be made on a continuous or delayed basis in the future. Provided, that:

(1)	the registration statement pertains only to:

(i)            securities which are to be offered or sold solely by or on behalf of a person or persons other than the Registrant, a

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subsidiary of the Registrant or a person of which the Registrant is a subsidiary;”.

Further, Rule 415(a)(1) contains other provisions which are clearly relevant. Specifically, Rule 415(a)(1)(iii) in regards to securities which are to be issued upon the exercise of outstanding options, warrants or rights, or Rule 415(a)(1)(iv) regarding securities which are to be issued upon conversion of other outstanding securities. In addition, while the number of securities being registered is substantial, the Company has relied on the fact that there is a contractual restriction in the convertible debenture that prevents the debentureholder from acquiring any securities under the debenture if such acquisition would place the holder in a position of owning more than 4.9% of the Company’s issued and outstanding shares of common stock. As a result of this restriction, the debenture holder is not currently, and will not be capable of becoming, an affiliate of the Company regardless of the number of securities being registered. Given the foregoing, the Company made the determination that the transaction pursuant to which the Registration Statement has been filed, is eligible under Rule 415.

Please note the fact that, upon last review, we were advised that the only outstanding comment was the requirement to provide updated financial information. We appreciate that the staff may always have further comments at any time in the registration process. But at this late stage, we are hopeful that the staff appreciates the Company’s position in that it had a reasonable expectation of effectiveness.

2.	The Amended Registration Statement has been revised to update the closing bid price of the Company’s common stock to the most reasonable date practicable.

Closing Comments

We enclose clean and blacklined versions (four copies) of the Amended Registration Statement, marked to show changes between the version filed on June 30, 2006 and the version filed herewith. We look forward to the receipt of any further comments which you may have in regard to the Amended Registration Statement shortly. Should you have any questions, please do not hesitate to contact the writer.

Yours truly,

CLARK WILSON LLP

Per: /s/ William L. Macdonald

William L. Macdonald

WLM/mll

Encls.

cc:	Cascade Energy, Inc.